Redeemable Convertible Preferred Shares - Changes of Convertible Redeemable Preferred Shares (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Temporary Equity [Line Items]
Beginning Balance	¥ 476,018		¥ 176,941	¥ 163,324
Accretion	16,725	$ 2,409,000	19,707	9,480
Gross proceeds from the issuance			262,561
Issuance cost			(1,061)
Accumulated other comprehensive income	14,584		17,870	4,137
Conversion to Class B ordinary shares	(507,327)
Ending Balance			476,018	176,941
Convertible Redeemable Series A Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 40,181		¥ 37,216	¥ 35,113
Beginning Balance | shares	3,125,000	3,125,000	3,125,000	3,125,000
Accretion	¥ 1,033		¥ 1,286	¥ 1,219
Accumulated other comprehensive income	1,226		1,679	884
Conversion to Class B ordinary shares	¥ (42,440)
Conversion to Class B ordinary shares, shares | shares	(3,125,000)	(3,125,000)
Ending Balance			¥ 40,181	¥ 37,216
Ending Balance | shares	0	0	3,125,000	3,125,000
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 28,492		¥ 26,273	¥ 24,680
Beginning Balance | shares	1,302,084	1,302,084	1,302,084	1,302,084
Accretion	¥ 830		¥ 1,029	¥ 972
Accumulated other comprehensive income	870		1,190	621
Conversion to Class B ordinary shares	¥ (30,192)	$ (1,302,084)
Conversion to Class B ordinary shares, shares | shares	(1,302,084)	(1,302,084)
Ending Balance			¥ 28,492	¥ 26,273
Ending Balance | shares	0	0	1,302,084	1,302,084
Convertible Redeemable Series B Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 126,641		¥ 113,452	¥ 103,531
Beginning Balance | shares	2,962,239	2,962,239	2,962,239	2,962,239
Accretion	¥ 6,573		¥ 7,945	¥ 7,289
Accumulated other comprehensive income	3,910		5,244	2,632
Conversion to Class B ordinary shares	¥ (137,124)
Conversion to Class B ordinary shares, shares | shares	(2,962,239)	(2,962,239)
Ending Balance			¥ 126,641	¥ 113,452
Ending Balance | shares	0	0	2,962,239	2,962,239
Convertible Redeemable Series C Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 280,704
Beginning Balance | shares	4,640,843	4,640,843
Accretion	¥ 8,289		¥ 9,447
Gross proceeds from the issuance			¥ 262,561
Gross proceeds from the issuance, shares | shares			4,640,843
Issuance cost			¥ (1,061)
Accumulated other comprehensive income	8,578		9,757
Conversion to Class B ordinary shares	¥ (297,571)
Conversion to Class B ordinary shares, shares | shares	(4,640,843)	(4,640,843)
Ending Balance			¥ 280,704
Ending Balance | shares	0	0	4,640,843